Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Wenquan Zhu	Principal shareholder, Chief Executive Officer and chairman of the Group
2	Big Tree Cloud Network Technology (Shenzhen) Co., LTD (“Big Tree Cloud Shenzhen”)	An entity previously controlled by Wenquan Zhu. The entity was not a related party since October 2024 with Wenquan Zhu disposed all his shares in this entity.
3	Guangxi Big Tree Rong Network Technology Co., LTD (“Guangxi Big Tree Rong”)	An entity previously controlled by Wenquan Zhu. The entity was not a related party since November 2024 with its deregistration.
4	Shenzhen Wengu Development Investment Partnership Enterprise (Limited Partnership) (“Shenzhen Wengu”)	An entity controlled by Wenquan Zhu

Amounts due to related parties

Amounts due to related parties consisted of the followings:

		As of June 30,
	Nature	2026	2025
		USD	USD
Wenquan Zhu (1)	Loans	482,182	486,486
Wenquan Zhu (1)	Interest payable	409,725	170,940
Wenquan Zhu (2)	Vehicle payable	412,669	-
Wenquan Zhu	Payment on behalf of the Group	12,519	-
Shenzhen Wengu Development Investment Partnership Enterprise (Limited Partnership)	Advance for rental income	4,421	-
Total		1,321,516	657,426

Amounts due to a related party, non-current

Amounts due to a related party, non-current consisted of the followings:

		As of June 30,
	Nature	2026	2025
		USD	USD
Wenquan Zhu (1)	Loans	1,771,897	3,042,765
Total		1,771,897	3,042,765

(1)	Mr. Wenquan Zhu lent unsecured loans to the Group. Details are shown below.

Short-term loans

(a)	From June 2024 to December 2024: an aggregate principal amount of approximately $1,108,807 (HKD 8,695,264) to DSY HK with 12% annual interest rate. For the year ended June 30, 2026, principal of $630,000 was repaid; the remaining has been fully repaid as of the issuance date of these financial statements. The loan was for the purpose of enabling DSY HK to invest in DSY Guangdong in connection with an increase in the registered capital of DSY Guangdong and working capital.

(b)	June 17, 2025: 1-year loan with principal of RMB2,530,000 with 10% annual interest rate. The Group has repaid in advance of all the principal of approximately $361,739 on July 7, 2025.

(c)	June 19, 2025: 1-month interest-free loan with principal of RMB1,000,000 (approximately $147,382). The Group repaid RMB90,000 of the borrowing as of June 30, 2025, and the remaining principal of RMB910,000 (approximately $130,112) has been fully repaid as of July 7, 2025.

Long-term loans

(a)	November 5, 2023: a 3-year term and interest-free loan with principal amount of $630,000. After the extension, the loan will be matured as early as October, 2029.

(b)	From May 10, 2024 to August 12, 2024: 3-year long-term loans with principal totaling of RMB22,500,000 (approximately $3,316,090) with a 6.5% annual interest rate. For the year ended June 30, 2026, the Group repaid RMB4,500,000 (approximately $643,409) of the borrowing. As of the issuance date of the financial statements, the Group has repaid RMB 20,000,000 (approximately $2,947,635) for the principal, and RMB559,356 (approximately $82,439) for the interests. Subsequently on October 12, 2026, the maturity of unpaid principal of RMB2,500,000 (approximately $368,454) has been extended for 3 years.

(c)	From May 2025 to June 2025: an aggregate principal amount of approximately $362,164 to DSY HK with 12% annual interest rate for the purpose of working capital. For the year ended June 30, 2026, principal of $20,000 was repaid. The loan will be matured as early as May 29, 2028.

(d)	From August 2025 to September 2025, an aggregate amount of approximately $441,249 to DSY HK with 12% annual interest rate for the purpose of working capital. The loans will be expired as early as August 4, 2028.

(2)	On October 10, 2025, the Group entered into a used vehicle purchase agreement with Mr. Wenquan Zhu for a vehicle at a consideration of RMB2,800,000 (approximately $400,343).

Related party transactions

	For the years ended
	June 30,
Nature	2026	2025	2024
	USD	USD	USD
Purchase of goods
Big Tree Cloud Shenzhen	-	-	712
Purchase of intangible assets
Big Tree Cloud Shenzhen	-	-	2,596,313
Sales of goods
Big Tree Cloud Shenzhen	-	-	67,636
Guangxi Big Tree Rong	-	-	17,944
Rental income
Big Tree Cloud Shenzhen	-	5,112	28,876
Shenzhen Wengu	3,581	-	-
Interest expense
Wenquan Zhu	266,197	295,630	14,789
Purchase of vehicle
Wenquan Zhu	400,343	-	-